STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
In 2009, the estimated fair value of the options granted, as well as the weighted average assumptions used in the computations were as follows:

2009
Fair value of options granted	$1.76
Expected dividend yield	4.20%
Expected volatility	0.283
Risk-free interest rate	2.50%
Expected life	7.2 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Activity in the stock option plan for the year ended December 31, 2011, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	2,613,658	$14.03
Granted	0	0.00
Exercised	(158,285)	13.59
Forfeited or expired	(90,447)	15.59
Outstanding at end of year	2,364,926	$13.99	5.0 years	$6,633
Exercisable at end of year	2,034,833	$14.38	4.8 years	$4,982

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block]
Intrinsic value for stock options is defined as the difference between the current market value and the grant price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2011	2010	2009
Total intrinsic value of options exercised	$477	$1,862	$0
Cash received from exercises	$150	$272	$0
Tax benefit from exercises	$1,421	$1,033	$0

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2011		2010		2009
	Number of shares	Weighted Average of shares Fair Value	Number of shares	Weighted Average of shares Fair Value	Number of shares	Weighted Average of shares Fair Value
Nonvested at beginning of year	485,498	$15.63	401,934	$12.05	346,972	$14.23
Granted	261,356	16.02	235,964	20.00	219,695	11.01
Vested	(200,525)	14.87	(120,073)	12.97	(131,508)	14.84
Forfeited	(27,593)	18.10	(32,327)	12.93	(33,225)	16.91
Nonvested at end of year	518,736	$15.99	485,498	$15.63	401,934	$12.05